ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2025
Retained earnings [abstract]
ACCUMULATED LOSSES	ACCUMULATED LOSSES

	2025	2024	2023
	US$	US$	US$
Balance at start of year	(73,882,050)	(52,196,828)	(34,752,074)
Net loss for the year	(35,348,675)	(21,843,646)	(17,444,754)
Adjustment for expiry of employee rights	-	158,424	-
Balance at June 30	(109,230,725)	(73,882,050)	(52,196,828)